Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 28, 2012, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 45 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 46 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering documents for the Registrant’s currently effective series (each, a “Portfolio” and together, the “Portfolios”) are divided into two separate sets. Accordingly, the Registration Statement contains two Part A’s (one relating to 27 of the Registrant’s 28 Portfolios and one relating to the Registrant’s Commodities Return Strategy Portfolio) and two Part B’s, which are similarly divided.

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 46 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 47 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on March 19, 2012 and April 12, 2012 from Ms. Allison White of the SEC staff (the “Staff”) on Post-Effective Amendment No. 45/46. The filing also updates certain financial information contained in the Registration Statement, and contains other non-material marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below, and the Registrant’s response follows. Please note that while comments are divided into sections by topic for ease of reference, numbering continues sequentially throughout this letter.

A.	General Comments

1)

Please confirm that the Registrant is aware of its obligation to submit the data in the Risk/Return Summary section of Part A of its Registration Statement using eXtensible Business Reporting Language (“XBRL”) as an exhibit to such Registration Statement within 15 business days of the effective date of the Post-Effective Amendment to the Registration Statement, as prescribed by General Instruction C.3.(g) of Form N-1A.

Response: The Registrant confirms that it is aware of its obligation to submit the data in the Risk/Return Summary section of Part A of its Registration Statement using XBRL as an exhibit to such Registration Statement within 15 business days of the effective date of the Post-Effective Amendment to the Registration Statement.

2)

With respect to each Portfolio, please review the disclosure contained in the “PRINCIPAL INVESTMENT STRATEGIES” and “PRINCIPAL RISKS” sections of the Summary Prospectus/Portfolio Summary to ensure that the disclosure relating to the use of derivative instruments by the Portfolio is not overly generic or standardized and that it describes the actual derivative instruments that the Portfolio intends to use to achieve its investment objective as well as the associated risks.

Response: The Registrant has reviewed the disclosure relating to each Portfolio’s intended use of derivative instruments contained in the “PRINCIPAL INVESTMENT STRATEGIES” and “PRINCIPAL RISKS” sections of the Summary Prospectus/Portfolio Summary, and believes that such disclosure is not overly generic or standardized and is appropriately tailored to describe the specific types of derivative instruments to be used, the manner of their use, and the associated risks. Accordingly, the Registrant has not made changes in response to this Staff comment #2. The Registrant notes that certain changes were made in response to the Staff’s comment #8, discussed in Section B, below.

3)

The Staff notes that if any matters to be voted on at the Registrant’s April 17, 2012 special meeting of shareholders (“Shareholder Meeting”) are not approved, the Registrant will be required to make conforming changes to the Registrant’s Registration Statement under SEC Rule 485(a), and request accelerated effectiveness under Rule 485(a)(3).

Response: The Registrant notes that all matters that were voted on at the Shareholder Meeting on April 17, 2012 were approved. Accordingly, this Post-Effective Amendment is being made pursuant to paragraph (b) of Rule 485 under the Securities Act and the Registrant will not be making a request for accelerated effectiveness under Rule 485(a)(3).

B.	Comments Relating Summary Prospectus/Portfolio Summary (Items 2-8 of Form N-1A) of 27-Portfolio Prospectus

The following comments and responses relate generally to the Summary Prospectus/Portfolio Summary for each Portfolio provided in response to Items 2 through 8 of Form N-1A.

4)

For all Portfolios that invest in ETFs, please confirm that all expenses associated with investing in ETFs are included in the line item for Acquired Fund Fees and Expenses in each Portfolio’s Fees and Expenses Table or were considered when it was determined that such a line item was not necessary, in accordance with Instruction 3(f)(i) to Item 3 of Form N-1A.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, it did not yet have available final financial information for the Fees and Expenses Tables. The Fees and Expenses Tables have been updated in connection with this Post-Effective Amendment No. 46 to include final financial information, and the Registrant confirms that in connection herewith, all expenses associated with investing in ETFs have been included in the line item for Acquired Fund Fees and Expenses in each Portfolio’s Fees and Expenses Table or were considered when it was determined that such a line item was not necessary, in accordance with Instruction 3(f)(i) to Item 3 of Form N-1A.

5)

The Staff notes that Form N-1A does not permit the Registrant to include a footnote to a Portfolio’s Fees and Expenses Table which discusses expense limitation or fee waiver agreements unless the applicable agreement will actually reduce the Portfolio’s operating expenses for at least one year. Accordingly, please delete any footnotes relating to expense limitation or fee waiver agreements which do not meet these requirements.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, it did not yet have available final financial information for the Fees and Expenses Tables. The Fees and Expenses Tables have been updated in connection with this Post-Effective Amendment No. 46 to include final financial information, and in connection herewith, the Registrant has included footnotes to the Fees and Expenses Tables relating to expense limitation or fee waiver agreements only with respect to those Portfolios for which the applicable expense limitation and/or fee waiver agreement reduced Total Portfolio Operating Expenses for the period ended December 31, 2011. As noted in the applicable footnote, each such agreement is in place until at least April 30, 2013.

6)

Please include a line item which shows the cost of selling securities short in the Fees and Expenses Table of any Portfolio for which such costs will be significant. For purposes of this comment, please note that the Staff considers 0.05% to be significant.

Response: For the period ended December 31, 2011, no Portfolio experienced costs in excess of 0.05% in connection with selling securities short. Accordingly, the Registrant has not made any changes in response to this comment.

7)

For each Portfolio that included a footnote to the Fees and Expenses Table indicating that Total Annual Portfolio Operating Expenses have been restated, please explain supplementally why such expenses have been restated.

Response: A special meeting of shareholders (the “Shareholder Meeting”) of the Registrant was held on April 17, 2012. At the Shareholder Meeting, the shareholders were asked to consider and approve a number of proposals, as described in detail in the definitive proxy materials that were filed by the Registrant with the SEC on March 9, 2012. Among the proposals that were considered and approved at the Shareholder Meeting was the amendment and restatement of the existing investment advisory agreements (the “Current Agreements”) between the Registrant on behalf of the Portfolios, and the investment adviser to the Registrant (the “Adviser”), into a single amended advisory agreement (the “Amended Agreement”). The Amended Agreement (i) combines the terms of the Current Agreements into a single agreement covering all Portfolios, (ii) adds a specific list of administrative functions to be provided or procured by the Adviser, (iii) modifies the existing expense structure of the Registrant by shifting the responsibility to pay for certain of the Portfolio’s administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios, and (iv) makes certain other non-material changes. It is anticipated that the Amended Agreement will cause an increase in administrative and operating expenses of the Portfolios that would materially affect the information disclosed under “Annual Portfolio Operating Expenses” in each Portfolio’s Fees and Expenses Table if such amounts were based on amounts incurred during the Registrant’s most recently completed fiscal year. Accordingly, pursuant to Instructions 3(d)(ii) and (iii) to Item 3 of Form N-1A, the expense information under “Annual Portfolio Operating Expenses” has been restated as if the fee structure under the Amended Agreement had been in effect during the previous fiscal year and the required footnote has been added to inform the reader that the table has been restated to reflect the current fees.

8)

The Staff notes that in the “PRINCIPAL RISKS” section of the Summary Prospectus/Portfolio Summary for many Portfolios, the Registrant has revised the description for “Derivatives Risk” by, among other things, deleting a sentence regarding the risk of leverage. Please explain supplementally why such disclosure was deleted or revise the disclosure accordingly.

Response: In connection with the Registration Statement update, the Registrant reviewed the disclosure relating to each Portfolio’s use of derivative instruments, and made certain updates in an ongoing effort to more closely tailor such disclosure so that it describes the actual derivative instruments that the Portfolios intend to use to achieve their respective investment objective as well as the associated risks. However, in response to the Staff’s comment, the Registrant has revised each description of “Derivatives Risk” to include a sentence relating to the risk of leverage to the extent the description did not already contain such disclosure. The Registrant notes that this revision was not made in cases where the “PRINCIPAL RISKS” section of the Summary Prospectus/Portfolio Summary for the Portfolio already contained a stand-alone description for “Leverage Risk.”

9)

For each Portfolio that includes the performance of both a broad-based index and an additional comparative index in the Performance Table, please include in the narrative explanation preceding the Bar Chart and the Performance Table the language required by Instruction 2(b) to Item 4 of Form N-1A.

Response: In response to the Staff’s comment, the Registrant has revised the narrative explanation preceding the Bar Chart and the Performance Table for each Portfolio that includes an index or peer group average composite, or both, as applicable, in addition to its broad-based index, to include a brief description of the additional index or peer group average composite, or both, as applicable, as required by Instruction 2(b) to Item 4 of Form N-1A. For consistency purposes, a corresponding change was made to the Money Market Portfolio’s performance narrative paragraph describing its primary benchmark.

10)

Please be advised that if the Registrant intends to distribute a Summary Prospectus to satisfy its mutual fund prospectus delivery obligations under Section 5(b)(2) of the Securities Act as permitted by Rule 498 adopted thereunder, the information required by Items 6-8 of Form N-1A must follow the information required by Item 5 in each Summary Prospectus.

Response: The Registrant is aware that if the Registrant intends to distribute a Summary Prospectus, the information required by Items 6-8 of Form N-1A must follow the information required by Item 5 in each Summary Prospectus. The Registrant notes that it omits as inapplicable the information required by Item 6 of Form N-1A as permitted by General Instruction C.3.(d)(i) of Form N-1A.

C.	Portfolio Specific Comments

The following comments relate to the specific Summary Prospectus/Portfolio Summary for the Portfolio(s) indicated.

11)

Growth Stock Portfolio. Please disclose in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus/Portfolio Summary the 80% investment policy that relates to the Portfolio’s investments in stocks or explain supplementally why such disclosure is not necessary under Rule 35d-1 under the 1940 Act.

Response: In response to the Staff’s comment, the Registrant has revised the first sentence of the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus/Portfolio Summary to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of well established, medium and large capitalization companies.”

12)

Growth Stock Portfolio; Small Cap Growth Stock Portfolio; Long-Term U.S. Government Portfolio. In the Fees and Expenses Tables for each of the foregoing Portfolios, the Staff was unable to locate the line item relating to Acquired Fund Fees and Expenses that was referenced in a footnote to each such Table. Please revise the Tables as necessary or advise the Staff why revisions are not necessary.

Response: As noted in the Registrant’s response to comment #5, above, at the time the Registrant filed Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, it did not yet have available final financial information for the Fees and Expenses Tables. The Fees and Expenses Tables have been updated in connection with this Post-Effective Amendment No. 46 to include final financial information, and in connection herewith, the Registrant has reflected each Portfolio’s Acquired Fund Fees and Expenses (where applicable), in each Portfolio’s Fees and Expenses Table, either as a separate line item or as part of the Portfolio’s “Other Expenses,” in accordance with Instruction 3(f)(i) to Item 3 of Form N-1A.

13)

Research International Core Portfolio. Please consider expanding the “PRINCIPAL RISKS” section of the Summary Prospectus/Portfolio Summary to specifically discuss the risks of investing in structured securities and floating rate instruments.

Response: Upon further review, the Registrant has concluded that investing in structured notes and floating rate instruments are not principal investment strategies for the Portfolio. Accordingly, the Registrant has deleted references to such instruments in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary Prospectus/Portfolio Summary and notes that in light of such deletion, it has not included a discussion of the risks of investing in such instruments in the “PRINCIPAL RISKS” section of the Portfolio’s Summary Prospectus/Portfolio Summary.

14)	Money Market Portfolio. The following comments and responses relate to the Money Market Portfolio.

a.	Please disclose in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary Prospectus/Portfolio Summary whether the Portfolio attempts to maintain a $1.00 NAV.

Response: In response to the Staff’s comment, the Registrant has added the following sentence at the end of the first paragraph in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary Prospectus/Portfolio Summary:

“The Portfolio seeks to maintain a net asset value of $1.00 per share.”

b.	Please move the italicized disclosure language mandated by Item 4(b)(1)(ii) and (iii) to the “PRINCIPAL RISKS” section of the Portfolio’s Summary Prospectus/Portfolio Summary.

Response: In response to the Staff’s comment, the Registrant has move the referenced disclosure from the end of the “PRINCIPAL INVESTMENT STRATEGIES” section to the end of the “PRINCIPAL RISKS” section of the Portfolio’s Summary Prospectus/Portfolio Summary.

c.

Please remove the information relating to the Portfolio’s compound effective yield that is currently included in a footnote to the Performance Table, as this disclosure is neither required nor permitted by Form N-1A.

Response: In response to the Staff’s comment, the Registrant has removed the phrase “and was equivalent to a compound effective yield of     %” from the footnote to the Portfolio’s Performance Table.

15)

Long-Term U.S. Government Bond Portfolio. The Staff notes that the Portfolio appears to have changed one of the indices included in the Performance Table. Please explain the reason(s) for the selection of a different index and provide information for both the old and the new index in the Performance Table as required by Instruction 2(c) to Item 4(b) of Form N-1A.

Response: After consultation with two outside law firms, the Registrant continues to maintain that it is accepted industry practice to apply the requirement articulated in Instruction 2(c) to Item 4(b) of Form N-1A only to a change in a fund’s primary benchmark index. Neither the Registrant nor the law firms which the Registrant consulted is aware of any SEC guidance indicating that Instruction 2(c) applies to supplemental benchmarks, which are not required to be included in a fund’s Performance Table and could be removed without notice. Based on legal guidance received, the Registrant’s reading of Items 4 and 27 to Form N-1A, and in the absence of any published SEC guidance to the contrary, the Registrant respectfully declines to make changes in response to the Staff’s comment.

16)	Inflation Protection Portfolio. The following comments and responses relate to the Inflation Protection Portfolio.

a.	Please clarify in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary Prospectus/Portfolio Summary how the Portfolio measures inflation.

Response: The Registrant has revised the second sentence of the first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary Prospectus/Portfolio Summary as follows (italicized language added in response to the Staff’s comment):

“To help protect against U.S. inflation (as measured by the change in the Consumer Price Index over time), under normal conditions, the Portfolio will invest over 50% of its net assets (plus any borrowings for investment purposes) in inflation-indexed debt securities.”

b.

The Staff notes that the Portfolio appears to have changed one of the indices included in the Performance Table. Please explain the reason(s) for the selection of a different index and provide information for both the old and the new index in the Performance Table as required by Instruction 2(c) to Item 4(b) of Form N-1A.

Response: Please refer to the Registrant’s response to comment #15, above.

17)

Multi-Sector Bond Portfolio. The Staff notes that the Portfolio appears to have changed one of the indices included in the Performance Table. Please explain the reason(s) for the selection of a different index and provide information for both the old and the new index in the Performance Table as required by Instruction 2(c) to Item 4(b) of Form N-1A.

Response: Please refer to the Registrant’s response to comment #15, above.

D.	Comment Relating to Item 10 of Form N-1A

The following comment and response relates to the section of the Registrant’s Statutory Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” provided in response to Item 10 of Form N-1A.

18)

Please ensure that expense limitation agreements referenced in the “Expense Limitation Agreements” paragraph of the Statutory Prospectus under the “Advisory Fees” sub-section of the main section titled “THE INVESTMENT ADVISER AND SUB-ADVISERS” are referenced in the Fees and Expenses Tables for the various Portfolios, where appropriate.

Response: As noted in the Registrant’s response to comment #5, above, at the time the Registrant filed Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, it did not yet have available final financial information for the Fees and Expenses Tables. The Fees and Expenses Tables have been updated in connection with this Post-Effective Amendment No. 46 to reflect those expense limitation agreements that are permitted to be reflected pursuant to Form N-1A.

E.	Comment Relating to Statement of Additional Information (27-Portfolio Version)

19)

The Staff notes that portfolio manager compensation is discussed in Appendix D of the Registrant’s Statement of Additional Information. Where the discussion indicates that a portion of such compensation is based on performance, please identify the benchmark used to measure performance in accordance with Item 20(b) of Form N-1A.

Response: The Registrant has reviewed the disclosure relating to portfolio manager compensation contained in Appendix D of the Registrant’s Statement of Additional Information and has, in connection with this Post-Effective Amendment No. 46 to the Registration Statement, revised such disclosure to include benchmark information, if applicable, in accordance with Item 20(b) of Form N-1A.

F.	Comments Relating to Prospectus for Commodities Return Strategy Portfolio

20)

It is the Staff’s position that the Commodities Return Strategy Portfolio’s wholly owned Cayman Islands subsidiary (“Subsidiary”) must sign the Registrant’s Registration Statement. Please revise the Registration Statement accordingly.

Response: In light of the Staff’s comment, the directors of the Subsidiary have executed the Registrant’s Registration Statement on behalf of the Subsidiary. However, for the reasons articulated in the Registrant’s correspondence with the SEC on April 10, 2012, the Registrant continues to maintain that the Subsidiary’s structure differs from the traditional master-feeder structure and that the Subsidiary is not legally required to execute the Registrant’s Registration Statement.

21)

Please reflect the aggregate expenses of the Portfolio and the Subsidiary in the Fees and Expenses Table and indicate in a footnote to the Table that the numbers in the Table reflect the aggregate expenses of the Portfolio and the Subsidiary, in accordance with Instruction 1(d)(i) to Item 3 of Form N-1A.

Response: Instruction 3(f)(1) to Item 3 of Form N-1A provides that if a fund, except a feeder fund in a master-feeder structure, invests in shares of one or more acquired funds (i.e., registered investment companies or companies that would be investment companies but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act) it should include the expenses of the acquired funds in the expense table under a line item titled “Acquired Fund Fees and Expenses.” Per Instruction 1(d)(i) to Item 3, a feeder fund is required to reflect in the expense table the aggregate expenses of the feeder fund and the master fund in which it invests and include a footnote indicating that the table reflects the expenses of both the feeder and master funds.

As noted above in the response to comment #20, the Registrant believes that the Portfolio’s investment in the Subsidiary is unlike the investment of a feeder fund in a master fund. Accordingly, the Registrant believes that inclusion of an “Acquired Fund Fees and Expenses” line item in the expense table in accordance with the Form N-1A requirements relating to funds that invest in one or more acquired funds better reflects the Portfolio’s structure than inclusion of an expense table based on a master-feeder fund structure. For these reasons, the Registrant respectfully declines to make the proposed change.

22)

The Staff notes that, for purposes of Item 27 of Form N-1A, the Dow Jones-UBS Commodity Index Total ReturnSM (“DJ-UBS Index”) would not be considered a broad-based index for purposes of performance comparison in the Portfolio’s Performance Table. The Staff notes, however, that the Registrant may include the DJ-UBS Index as a secondary comparative index in the Performance Table.

Response: The Registrant notes the Staff’s comment. Because the Portfolio does not have performance for a full calendar year as required by Item 4(b)(2)(iii) of Form N-1A, no Performance Table for the Portfolio will be included in Post-Effective Amendment #46. However, because the Registrant had included a reference to the DJ-UBS Index for informational purposes in the “PERFORMANCE” section of the Portfolio’s Summary Prospectus/Portfolio Summary, it has removed the following sentence from such section in response to the Staff’s comment:

“The Portfolio’s primary benchmark against which it measures performance is the DJ-UBS Index.”

G.	Comment Relating to Part C of the Registration Statement

23)

The Staff notes that if the Registrant wants to request an accelerated effective date for its Registration Statement under Rule 485(a)(3), then it will need to include at Item 30 in its Part C the indemnification required by Rule 484 under the Securities Act.

Response: As indicated in response to comment #3, this Post-Effective Amendment is being made pursuant to paragraph (b) of Rule 485 under the Securities Act and the Registrant will not be making a request for accelerated effectiveness under Rule 485(a)(3). Accordingly, the Registrant has not included at Item 30 in Part C the indemnification required by Rule 484 under the Securities Act.

On behalf of the Registrant, this letter sets forth the representations requested by the Staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 46 to the Registration Statement;

•	The lack of Staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 45 on February 28, 2012, our intention is that Post-Effective Amendment No. 46 become effective on May 1, 2012, in accordance with paragraph (b) of Rule 485. Please call the undersigned, at (414) 665-6137, or Michael J. Conmey, at (414) 665-3487, with any questions or comments about this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden

Assistant General Counsel

Northwestern Mutual